Stockholders' Equity (Deficit) (Details 6) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Exercise Price 0.32 [Member]
Outstanding warrants			1,015,000
Weighted Average Remaining Contractual Life			3 years 11 months 23 days
Weighted Average Outstanding Exercise Price			$ 0.32
Vested and exercisable at June 30, 2013			253,750
Vested Weighted Average Remaining Vested Contractual Life			3 years 11 months 23 days
Weighted Average Vested Stock Price			$ 0.32
Exercise Price 0.32 [Member] | Warrant [Member]
Outstanding warrants	900,000	900,000	900,000
Weighted Average Remaining Contractual Life	3 years 7 months 10 days	4 years 1 month 6 days	5 years 1 month 10 days
Weighted Average Outstanding Exercise Price	$ 0.32	$ 0.32	$ 0.32
Vested and exercisable at June 30, 2013	733,326	620,827	349,997
Vested Weighted Average Remaining Vested Contractual Life	3 years 3 months 26 days	3 years 9 months 4 days	3 years 11 months 23 days
Weighted Average Vested Stock Price	$ 0.32	$ 0.32	$ 0.32
Exercise Price1.75 [Member] | Warrant [Member]
Outstanding warrants	5,000	5,000	5,000
Weighted Average Remaining Contractual Life	3 years 0 months 7 days	3 years 6 months 7 days	4 years 6 months 7 days
Weighted Average Outstanding Exercise Price	$ 1.75	$ 1.75	$ 1.75
Vested and exercisable at June 30, 2013	2,812	2,187
Vested Weighted Average Remaining Vested Contractual Life	3 years 0 months 7 days	3 years 6 months 7 days
Weighted Average Vested Stock Price	$ 1.75	$ 1.75